UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/11
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle August 12, 2011

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total: 593190

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AEROPOSTALE INC                COM              007865108     6141 350934.0000 SH    Sole                        350934.0000
ALLEGIANT TRAVEL CO            COM              01748X102     9874 199470.0000 SH    Sole                        199470.0000
ALLIANCE DATA SYS CORP COM     COM              018581108    16126 171430.0000 SH    Sole                        171430.0000
AMERICAN SUPERCONDUCTR COM     COM              030111108     1375 152145.0000 SH    Sole                        152145.0000
ASBURY AUTOMOTIVE GP COM       COM              043436104     1487 80255.0000 SH     Sole                        80255.0000
AT&T INC COM                   COM              00206R102     8902 283425.0000 SH    Sole                        283425.0000
Abbott Labs                    COM              002824100    22674 430910.0000 SH    Sole                        430910.0000
Berkshire Hathaway CL B        COM              084670702    22299 288140.0000 SH    Sole                        288140.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    16524 556535.0000 SH    Sole                        556535.0000
CONSOL ENERGY INC COM          COM              20854P109    14125 291350.0000 SH    Sole                        291350.0000
COVIDIEN PLC SHS               COM              G2554F113    20180 379115.0000 SH    Sole                        379115.0000
Capital One Financial Corp.    COM              14040H105     6479 125390.0000 SH    Sole                        125390.0000
Cisco Systems Inc              COM              17275R102    15276 978635.0000 SH    Sole                        978635.0000
Corning Inc.                   COM              219350105    15371 846869.0000 SH    Sole                        846869.0000
DISCOVER FINL SVCS COM         COM              254709108     1317 49225.0000 SH     Sole                        49225.0000
DRAGONWAVE INC COM             COM              26144M103     2567 424279.0000 SH    Sole                        424279.0000
Delta Air Lines                COM              247361702    10290 1122170.0000 SH   Sole                        1122170.0000
DuPont                         COM              263534109    18993 351400.0000 SH    Sole                        351400.0000
FUEL SYS SOLUTIONS INC COM     COM              35952W103     5738 229988.0000 SH    Sole                        229988.0000
Ford Motor Company             COM              345370860    29854 2164875.0000 SH   Sole                        2164875.0000
GAMESTOP CORP NEW CL A         COM              36467W109    12227 458445.0000 SH    Sole                        458445.0000
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107    11211 676965.0000 SH    Sole                        676965.0000
HEWLETT-PACKARD CO             COM              428236103    15744 432540.0000 SH    Sole                        432540.0000
Hospira, Inc.                  COM              441060100    15051 265630.0000 SH    Sole                        265630.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     3011 550395.0000 SH    Sole                        550395.0000
Intel Corp                     COM              458140100    23278 1050430.0000 SH   Sole                        1050430.0000
International Business Machine COM              459200101     1176 6858.0000 SH      Sole                         6858.0000
KB Home                        COM              48666K109     1633 167000.0000 SH    Sole                        167000.0000
LABORATORY CORP OF AMERICA     COM              50540R409    28087 290180.0000 SH    Sole                        290180.0000
LATTICE SEMICONDUCTOR CORP     COM              518415104     4976 763155.0000 SH    Sole                        763155.0000
Microsoft Corp                 COM              594918104    22393 861260.0000 SH    Sole                        861260.0000
Novogen LTD                    COM              67010F103      230 252710.0000 SH    Sole                        252710.0000
Oracle Corp                    COM              68389X105    27095 823295.0000 SH    Sole                        823295.0000
PHILIP MORRIS INTL. INC.       COM              718172109    32994 494142.3650 SH    Sole                        494142.3650
PNC Financial                  COM              693475105    21987 368845.0000 SH    Sole                        368845.0000
POWER ONE INC NEW COM          COM              73930R102     3275 404380.0000 SH    Sole                        404380.0000
Pfizer Inc                     COM              717081103    16518 801845.0000 SH    Sole                        801845.0000
Pulte Homes, Inc.              COM              745867101     2339 305320.0000 SH    Sole                        305320.0000
Rush Enterprises CLA           COM              781846209     5707 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      523 32502.0000 SH     Sole                        32502.0000
SONIC AUTOMOTIVE INC CL A      COM              83545G102    20512 1400150.0000 SH   Sole                        1400150.0000
Stanley Furniture Inc New      COM              854305208     1312 313065.0000 SH    Sole                        313065.0000
State Street Corp              COM              857477103    19274 427458.0000 SH    Sole                        427458.0000
UnitedHealth Group Inc.        COM              91324P102    38921 754584.0000 SH    Sole                        754584.0000
VECO INSTRUMENTS INC           COM              922417100    10896 225075.0000 SH    Sole                        225075.0000
WESTPORT INNOVATIONS COM NEW   COM              960908309     7227 300895.0000 SH    Sole                        300895.0000